Putnam
Pennsylvania
Tax Exempt
Income Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

11-30-98

[LOGO: BOSTON * LONDON * TOKYO]



* "We're at historical highs in terms of muni yields relative to Treasuries. They represent an unprecedented bargain and opportunity."

                   -- Money, Year End, 1998

* "A healthy state economy, combined with the relatively low yields offered by U.S. Treasury bonds, should continue to provide a positive backdrop for the fund."

                   -- David E. Hamlin, manager
                      Putnam Pennsylvania Tax Exempt Income Fund

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

18 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The rush of foreign investors to the safety of U.S. Treasury bonds in recent months has driven prices on these securities markedly higher. Because of the inverse relationship of yields to prices, yields on 30-year Treasuries have declined to virtually the same level as those on long-term municipals. This near parity has made Pennsylvania tax-exempt bonds unusually attractive for the state's tax-conscious investors.

On the other side, however, the ability to find appropriate investments for Putnam Pennsylvania Tax Exempt Income Fund's portfolio has become the biggest challenge for David E. Hamlin, who was recently appointed as your fund's manager. David, who joined Putnam in August from the Vanguard Group, is also responsible for the management of a number of other municipal bond funds and institutional portfolios. He has 16 years of investment experience. Jerome Jacobs, who had served as interim manager, continues to monitor the fund in his role as chief investment officer of the Tax Exempt Group.

In the following report, David discusses the fund's performance during the first half of fiscal 1999 and provides comment on his current expectations for the months ahead.

Respectfully yours,


/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
January 20, 1999


Report from the Fund Manager
David E. Hamlin

Putnam Pennsylvania Tax Exempt Income Fund pursued a conservative strategy during the first half of the fund's 1999 fiscal year, seeking to maximize income while providing a measure of stability in the midst of volatile global markets. In keeping with its investment strategy, the fund provided a 30-day SEC yield of 3.83% at the end of November, equivalent to a 6.52% yield offered by a comparable taxable investment for an investor in Pennsylvania's top tax bracket. For the six months ended November 30, 1998, the fund's class A shares provided a total return at net asset value of 1.53% (-3.26% at public offering price). For more detailed performance and yield information, including returns for other share classes, turn to page 9.

* DECLINING TREASURY BOND YIELDS ENHANCE VALUE OF MUNICIPALS

Throughout the semiannual period, municipal bonds offered unprecedented value when compared with similarly rated taxable investments. By the end of November, long-term municipal bonds offered yields that were roughly equivalent to the 30-year Treasury bond yield -- close to 5% -- providing municipal bond investors with a significant after-tax advantage.

Although Treasury bond yields had been trending lower for most of the year, the decline in Treasury yields accelerated after a string of international problems this summer sparked another round of stock market volatility and bond market rallies. Foreign investors and hedge fund investors panicked in the fall and began a flight to quality, selling investments with virtually any element of risk and rushing to the safety of U.S. Treasury bonds. This buying surge drove up the prices of Treasuries while pushing down their yields. Since foreign investors do not benefit from the tax advantages of municipal bonds, prices in this market didn't rise as much as those of Treasuries. The resulting disparity in performance between the two groups was significant. For the period, the Lehman Brothers Long Treasury Bond Index returned 9.55%, compared with 3.84% for the Lehman Brothers Municipal Bond Index.

* FUND STRATEGY EMPHASIZES DIVERSIFICATION AND CALL PROTECTION

Given the heightened volatility in global investment markets, we maintained a cautious investment strategy throughout the period. Portfolio changes were aimed at broadening sector diversification and enhancing call protection where possible.

The fund's largest concentration of assets continues to be in heath-care-related bonds. As rates declined during the period, the fund benefited from the above-market yields offered by a number of hospital bonds, some with ratings at or just below investment grade. Bonds issued to finance not-for-profit hospitals typically offer higher yields than other segments of the municipal market to compensate for a higher level of investment risk. The financial health of a not-for-profit hospital is determined by a number of outside factors, including local demographics, government policy, private insurance vendors, and competition from private hospitals. The increase in managed care over the past several years has added to the risks associated with hospital bonds as managed care providers have reined in their payments for medical procedures.

[GRAPHIC OMITTED: horizontal bar chart of TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Health care                              21.9%

Education                                15.1%

Water and sewerage                       10.6%

Transportation                            8.8%

Utilities                                 3.8%

Footnote reads:
*Based on net assets as of 11/30/98. Holdings will vary over time.

Occasionally the financial strain proves too great. In July, Allegheny Health System's Philadelphia facilities declared bankruptcy after their operating expenses surpassed incoming revenues. Three issues representing less than 1% of the portfolio were affected. Allegheny has since been purchased out of bankruptcy by the for-profit Tenet Healthcare Corporation, and we are monitoring the situation closely.

Given the sector's ongoing concerns, we trimmed back the fund's health-care exposure slightly to 22% by the end of the period. With the proceeds we purchased general obligation issues and added to the fund's holdings in the education and transportation sectors. Aa-rated bonds issued to finance the construction of new academic facilities at the University of Pennsylvania are one example of the fund's recent purchases. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

Throughout the period, we took advantage of opportunities to improve the fund's call risk. With interest rates at historic lows, budget-minded issuers are continuing to call in their higher-yielding bonds -- many of which were issued more than 10 years ago -- and issuing new bonds at today's lower rates. By investing in noncallable bonds and bonds with distant call dates, we have sought to improve the fund's prospects of maintaining a reliable level of income.

* COUPON AND DURATION STRUCTURE ALSO DEFENSIVE

Although municipals did not rally as much as Treasuries this summer, we believe the municipal sector nevertheless could be affected if Treasuries were to suffer a setback in the coming months. In addition to beefing up the fund's overall diversification, we targeted higher-coupon bonds for new purchases during the period, since the higher income offered by these bonds tends to cushion overall performance in down markets. At the end of November, 42% of the portfolio was concentrated in bonds with coupons between 6% and 7%.

[GRAPHIC OMITTED: pie chart of CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW

Aaa/AAA                                  50.3%

Caa                                       0.9%

Aa/AA                                     6.7%

A                                         6.8%

VMIG1                                     0.4%

Baa/BBB                                  32.5%

Ba/BB                                     2.2%

B                                         0.2%

Footnote reads:

*Based on percentage of market value as of 11/30/98. A bond rated Baa or higher is considered investment grade. Ratings reflect Moody's and Standard's & Poor's(R) descriptions; percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.

In keeping with its conservative approach, the fund's duration strategy remained neutral throughout the period. Duration measures an investment's sensitivity to changing interest rates. Generally the higher the duration (expressed in years), the more an investment will be adversely affected by rising rates. At the same time, a short duration limits the extent to which an investment can participate in market rallies. At the end of November, holdings were concentrated in bonds with durations between 4 years and 8 years, resulting in an average duration for the portfolio of
5.92 years.

* SLOWING SUPPLY, STRONG ECONOMY SHOULD SUPPORT BOND PRICES

It is reassuring to note that we have a Federal Reserve Board that is prepared to step in to stabilize the markets when the situation warrants. As of period's end, the Fed had cut interest rates three times, totaling three quarters of a percentage point, sending a positive message to the world and to Wall Street. Looking ahead, we anticipate a slowing but still strong economy supported by the Fed and by consumers' willingness to spend.

As we began the first half of fiscal 1999, the supply of Pennsylvania bonds was limited and supported by increasing demand. This favorable situation was augmented by a healthy and diverse state economy, which bodes well for your fund's performance in the coming months. We expect to continue seeking ways to improve the fund's income stream while also protecting the portfolio from any surprises in the global financial markets. We believe this investment strategy should prove advantageous in a climate of slow, steady economic growth.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/98, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Pennsylvania Tax Exempt Income Fund is designed for investors seeking a high level of current income free from federal and state income tax consistent with preservation of capital.


TOTAL RETURN FOR PERIODS ENDED 11/30/98

                           Class A             Class B             Class M
(inception date)          (7/21/89)           (7/15/93)           (7/3/95)
                         NAV      POP        NAV     CDSC        NAV     POP
------------------------------------------------------------------------------
6 months                1.53%   -3.26%      1.09%   -3.86%      1.37%   -1.94%
------------------------------------------------------------------------------
1 year                  5.14     0.15       4.35    -0.62       4.71     1.28
------------------------------------------------------------------------------
5 years                32.24    25.98      27.85    25.86      30.10    25.86
Annual average          5.75     4.73       5.04     4.71       5.40     4.71
------------------------------------------------------------------------------
Life of fund           97.96    88.65      83.89    83.89      90.82    84.67
Annual average          7.57     7.02       6.72     6.72       7.15     6.77
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/98

                                            Lehman Bros.
                                            Municipal            Consumer
                                            Bond Index          Price Index
------------------------------------------------------------------------------
6 months                                       3.84%                0.74%
------------------------------------------------------------------------------
1 year                                         7.77                 1.55
------------------------------------------------------------------------------
5 years                                       37.81                12.48
Annual average                                 6.63                 2.38
------------------------------------------------------------------------------
Life of fund                                 103.39                31.83
Annual average                                 7.90                 3.01
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 11/30/98

                                      Class A       Class B      Class M
------------------------------------------------------------------------------
Distributions (number)                   6             6            6
------------------------------------------------------------------------------
Income                               $0.233635     $0.202597    $0.219478
------------------------------------------------------------------------------
Capital gains1                          --            --           --
------------------------------------------------------------------------------
  Total                              $0.233635     $0.202597    $0.219478
------------------------------------------------------------------------------
Share value:                        NAV      POP      NAV      NAV      POP
------------------------------------------------------------------------------
5/31/98                           $9.49    $9.96    $9.48    $9.49    $9.81
------------------------------------------------------------------------------
11/30/98                           9.40     9.87     9.38     9.40     9.72
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate2             4.97%    4.74%    4.31%   4.67%     4.52%
------------------------------------------------------------------------------
Taxable equivalent3                8.47     8.07     7.34     7.95     7.70
------------------------------------------------------------------------------
Current 30-day SEC yield4          3.83     3.64     3.12     3.51     3.39
------------------------------------------------------------------------------
Taxable equivalent3                6.52     6.20     5.31     5.98     5.77
------------------------------------------------------------------------------
1 Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3 Assumes maximum 41.29% combined federal and state tax rate. Results for investors subject to lower tax rates would not be as advantageous.

4 Based only on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 12/31/98
(most recent calendar quarter)

                               Class A           Class B           Class M
(inception date)              (7/21/89)         (7/15/93)         (7/3/95)
                             NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
6 months                    1.28%   -3.50%    0.95%   -3.95%    1.13%   -2.17%
------------------------------------------------------------------------------
1 year                      3.75    -1.14     3.08    -1.81     3.43     0.07
------------------------------------------------------------------------------
5 years                    30.07    23.87    25.76    23.82    28.20    24.08
Annual average              5.40     4.37     4.69     4.37     5.09     4.41
------------------------------------------------------------------------------
Life of fund               98.09    88.77    84.11    84.11    91.10    84.94
Annual average              7.50     6.95     6.67     6.67     7.09     6.72
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

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

Portfolio of investments owned
November 30, 1998 (Unaudited)

Key to Abbreviations
AMBAC           -- AMBAC Indemnity Corporation
BIGI            -- Bond Investor Guaranty Insurance
COP             -- Certificate of Participation
FGIC            -- Financial Guaranty Insurance Company
FHA Insd.       -- Federal Housing Administration Insured
FSA             -- Financial Security Assurance
G.O. Bonds      -- General Obligation Bonds
IFB             -- Inverse Floating Rate Bonds
MBIA            -- Municipal Bond Investors Assurance Corporation
VRDN            -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.2%) (a)
PRINCIPAL AMOUNT                                                                         RATINGS(RAT)          VALUE
Delaware (1.2%)
------------------------------------------------------------------------------------------------------------------------
     $    3,000,000  Delaware Valley, Regl. Fin. Auth. Local Govt.
                       Rev. Bonds, Ser. B, AMBAC, 5.7s, 7/1/27                                Aaa         $    3,341,250

Pennsylvania (92.3%)
------------------------------------------------------------------------------------------------------------------------
          3,000,000  Allegheny Cnty., Arpt. Rev. Bonds (Pittsburgh
                       Intl. Arpt.), Ser. A, MBIA, 5 3/4s, 1/1/14                             Aaa              3,288,750
          5,000,000  Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
                       (Robert Morris College), Ser. A, 6 1/4s, 2/15/26                       Baa3             5,318,750
                     Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
          2,450,000    (Childrens Hosp.), MBIA, 5 3/8s, 7/1/17                                Aaa              2,529,625
          3,450,000    (South Hills Hlth.), Ser. A, MBIA, 5 1/8s, 5/1/25                      A2               3,350,813
                     Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds
          1,840,000    (Med. Ctr.), FHA Insd., 6 3/4s, 2/1/26                                 AAA              1,994,100
          4,305,000    (Environmental Impt. -- USX Corp.), 6s, 1/15/14                        Baa3             4,568,681
          4,000,000    (Environmental Impt. -- USX Corp.), Ser. A,
                       5.6s, 9/1/30                                                           Baa3             4,020,000
            520,000  Allegheny Cnty., Indl. Dev. Auth. Arpt. Special Fac
                       Rev. Bonds (Southwestern Arpt. Cargo Fac.),
                       8 3/4s, 2/15/09                                                        BB+/P              534,056
                     Allentown, Hosp. Auth. Rev. Bonds (Sacred Heart
                       Hosp.), Ser. A
          6,650,000    6 3/4s, 11/15/14                                                       BBB              7,240,188
          1,200,000    6 1/2s, 11/15/08                                                       BBB              1,303,500
          3,800,000  Berks Cnty., Muni. Auth. Rev. Bonds (Health Care),
                       5s, 3/1/28                                                             Aa3              3,638,500
          1,500,000  Blair Cnty., Hosp. Auth. Rev. Bonds (Altoona Hosp.),
                       AMBAC, 6 1/2s, 7/1/22                                                  Aaa              1,663,125
            720,000  College Township, Indl. Dev. Auth. 1st Mtge. Hlth.
                       Fac. Rev. Bonds (Nittany Valley Rehab. Hosp.),
                       7 5/8s, 11/1/07                                                        BBB-/P             805,500
          2,385,000  Dauphin Cnty., Gen. Auth. Hosp. Rev. Bonds
                       (Northwest Med. Ctr.), 8 5/8s, 10/15/13                                BBB-             2,859,019
          2,500,000  Dauphin Cnty., Gen. Auth. Rev. Bonds
                       (Office & Pkg.), Ser. A, 6s, 1/15/25                                   BB-/P            2,525,000
          1,000,000  Dauphin Cnty., Indl. Dev. Auth. Wtr. Rev. Bonds
                       (Dauphin Cons. Wtr. Supply), Ser. A, 6.9s, 6/1/24                      A3               1,243,750
          2,200,000  Delaware Cnty., College Auth. Rev. Bonds
                       (Neumann College), Ser. A, 5 3/8s, 10/1/26                             BBB-             2,169,750
                     Delaware Cnty., Hosp. Auth. Rev. Bonds
                       (Crozer-Chester Med. Ctr.)
          1,000,000    MBIA, 7 1/2s, 12/15/20                                                 Aaa              1,097,500
          1,000,000    6s, 12/15/20                                                           Baa1             1,045,000
          3,235,000    Ser. A, 5.3s, 12/1/27                                                  Baa1             3,133,906
          4,000,000  Delaware Cnty., Indl. Dev. Auth. Resource Recvy.
                       Rev. Bonds, Ser. A, 6.1s, 7/1/13                                       A                4,295,000
          4,100,000  Doylestown, Hosp. Auth. Rev. Bonds (Doylestown
                       Hosp. Pine Run), Ser. A, 7.2s, 7/1/23                                  AAA/P            4,730,375
                     Erie, Higher Ed. Bldg. Auth. College Rev. Bonds
          1,150,000    (Mercyhurst College), 7.85s, 9/15/19                                   AAA              1,192,780
          2,000,000    (Gannon U.), Ser. D, 5.85s, 6/1/15                                     Baa2             2,045,000
          1,000,000    (Mercyhurst College), Ser. A, 5 3/4s, 3/15/13                          BBB              1,031,250
          1,865,000    (Mercyhurst College), Ser. A, 5 3/4s, 3/15/20                          BBB              1,911,625
          3,500,000  Erie, Wtr. Auth. Rev. Bonds, 7 1/8s, 12/1/11 (SEG)                       BBB              3,836,875
                     Erie-Western PA Port. Auth. Rev. Bonds
            750,000    8 5/8s, 6/15/10                                                        BBB/P              821,250
            915,000    6 7/8s, 6/15/16                                                        BBB/P            1,001,925
          1,365,000    6 1/4s, 6/15/10                                                        BBB/P            1,510,031
          2,000,000  Exeter Township, Swr. Auth. Rev. Bonds, MBIA,
                       6.2s, 7/15/22                                                          Aaa              2,165,000
          2,100,000  General Mclane School Dist. G.O. Bonds, FGIC,
                       5 3/4s, 5/15/17                                                        Aaa              2,344,125
            930,000  Greene Cnty., Hosp. Auth. Rev. Bonds
                       (Greene Cnty. Memorial Hosp.), 6 1/2s, 1/1/02                          BBB/P              931,609
          4,150,000  Harrisburg, Auth. Wtr. IFB, FGIC, 8.47s, 6/18/15                         Aaa              4,772,500
          2,350,000  Hazleton, Hlth. Svcs. Auth. Rev. Bonds (St. Joseph
                       Med. Ctr.), 6.2s, 7/1/26                                               Baa3             2,535,063
          2,200,000  Lebanon Cnty., Good Samaritan Hosp. Auth.
                       Rev. Bonds, Ser. B, 8 1/4s, 11/1/18                                    BBB+             2,342,670
          1,000,000  Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds
                       (Muhlenberg Hosp.), Ser. A, 8.1s, 7/15/10                              A3               1,042,290
          5,050,000  Lehigh Cnty., Indl. Dev. Auth. Poll. Control IFB
                       (PA Pwr. & Lt. Co.), 9.348s, 9/1/29
                       (acquired 6/20/95, cost $5,572,473) (RES)                              AAA/P            6,211,500
                     Lehigh Cnty., Indl. Dev. Auth. Poll. Control
                       Rev. Bonds (PA Pwr. & Ltg. Co.)
          3,575,000    Ser. B, MBIA, 6.4s, 9/1/29                                             Aaa              3,990,594
          3,000,000    Ser. A, MBIA, 5 1/2s, 2/15/27                                          Aaa              3,120,000
          2,000,000  Luzerne Cnty., Indl. Dev. Auth. Rev. Bonds
                       (Gas & Wtr. Co.), Ser. B, 7 1/8s, 12/1/22                              A3               2,205,000
          1,685,000  McKeesport, Hosp. Auth. Rev. Bonds, 6 1/4s, 7/1/03                       Baa2             1,788,206
          2,000,000  Montgomery Cnty., Higher Ed. & Hlth. Auth. Hosp.
                       IFB (Abington Hosp.), Ser. A, AMBAC,
                       9.545s, 7/5/11                                                         Aaa              2,325,000
                     Montgomery Cnty., Higher Ed. & Hlth. Auth. Hosp.
                       Rev. Bonds
          1,000,000    (UTD Hosp.), Ser. B, 7 1/2s, 11/1/12                                   AAA              1,039,190
          3,000,000    (Sacred Heart Hosp. Norristown), Ser. A, BIGI,
                       6.8s, 2/1/13                                                           Aaa              3,008,310
          3,000,000  New Morgan, Indl. Dev. Auth. Solid Waste Disp.
                       Rev. Bonds (New Morgan Landfill Co., Inc.),
                       6 1/2s, 4/1/19                                                         A3               3,255,000
            880,000  Northampton Cnty., Indl. Dev. Auth. Rev. Bonds
                       (Citizens Util. Co.), 6.95s, 8/1/15                                    AA-                935,000
          2,000,000  Northeastern PA Hosp. & Edl. Auth. College
                       Rev. Bonds (Kings College), Ser. B, 6s, 7/15/11                        BBB              2,080,000
                     PA Convention Ctr. Auth. Rev. Bonds
          1,150,000    MBIA, 6 3/4s, 9/1/19                                                   Aaa              1,313,875
          5,000,000    Ser. A, 6 3/4s, 9/1/19                                                 BBB-             5,500,000
          3,000,000  PA Econ. Dev. Fin. Auth. Indl. Dev. Rev. Bonds
                       (GEHL Co. Inc.), 9s, 9/1/10                                            BB+/P            3,270,000
          2,300,000  PA Econ. Dev. Fin. Auth. Resource Recvy.
                       Rev. Bonds (Northampton Generating),
                       Ser. A, 6.6s, 1/1/19                                                   BBB-             2,443,750
          4,000,000  PA Econ. Dev. Fin. Auth. Rev. Bonds
                       (MacMillan Ltd. Partnership), 7.6s, 12/1/20                            Baa2             4,875,000
          2,490,000  PA Econ. Dev. Fin. Auth. Resource Recvy.
                       Rev. Bonds, Ser. D, 7.15s, 12/1/18                                     BBB-             2,767,013
                     PA Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds
             25,000    Ser. U, 7.8s, 10/1/20                                                  AA+                 26,188
            215,000    Ser. 29, 7 3/8s, 10/1/16                                               AA+                225,750
          1,400,000    Ser. 33, 6.9s, 4/1/17                                                  AA+              1,499,750
          3,650,000    Ser. 61A, 5 1/2s, 4/1/29                                               AA+              3,713,875
          7,830,000  PA State COP, Ser. A, AMBAC, 5s, 7/1/15                                  Aaa              7,849,575
          1,000,000  PA State Econ. Dev. Fin. Auth. Resource Recvy.
                       Rev. Bonds (Colver), Ser. D, 7 1/8s, 12/1/15                           BBB-             1,110,000
          1,500,000  PA State Econ. Dev. Fin. Auth. Resource Recvy.
                       Rev. Bonds (Northampton), Ser. B, 6 3/4s, 1/1/07                       BBB-/P           1,635,000
          2,000,000  PA State Econ. Dev. Fin. Auth. Resource Recvy.
                       Rev. Bonds (Northampton Generating),
                       Ser. A, 6 1/2s, 1/1/13                                                 BBB-             2,125,000
                     PA State Higher Ed. Assistance Agcy. IFB, Ser. B
          3,850,000    AMBAC, 8.381s, 3/1/22                                                  Aaa              4,374,563
          2,400,000    MBIA, 8.253s, 3/1/20                                                   Aaa              2,697,000
          4,450,000  PA State Higher Ed. Assistance Agcy. Student Loan,
                       Ser. A&B, 7 1/4s, 7/1/18 (In default) (NON)                            Caa3             1,780,000
                     PA State Higher Ed. Fac. Auth. College
                       & U. Rev. Bonds
          2,500,000    (Duquesne U.), Ser. C, MBIA, 6 3/4s, 4/1/20                            Aaa              2,675,000
          2,600,000    (Allegheny College), Ser. B, 6 1/8s, 11/1/13                           BBB+             2,769,000
                     PA State Higher Ed. Fac. Auth. Rev. Bonds
          1,300,000    (Med. College), Ser. A, 8 3/8s, 3/1/11                                 AAA              1,342,562
          3,000,000    (Med. College), Ser. A, 7 3/8s, 3/1/21                                 AAA              3,292,500
          9,500,000    (U. of Pennsylvania), 4 3/4s, 7/15/33                                  Aa2              9,025,000
                     PA State, Tpk. Comm. Oil Franchise Tax Rev. Bonds
          4,135,000    6.6s, 12/1/10 (acquired 8/7/98, cost $4,561,897) (RES)                 AAA/P            4,744,913
          3,250,000    Ser. B, AMBAC, 4 3/4s, 12/1/27                                         Aaa              3,107,813
          2,500,000  Philadelphia G.O. Bonds, FSA, 5s, 3/15/28                                Aaa              2,468,750
          2,550,000  Philadelphia, Gas Works Rev. Bonds, FSA,
                       6 3/8s, 7/1/26                                                         Aaa              2,859,188
          3,400,000  Philadelphia, Wtr. & Waste Wtr. Rev. Bonds, MBIA,
                       6 1/4s, 8/1/09                                                         Aaa              3,948,250
          1,225,000  Philadelphia, Gas Works Rev. Bonds, Ser. 13, 7.7s,
                       6/15/21                                                                Aaa              1,367,406
                     Philadelphia, Hosp. & Higher Ed. Fac. Auth.
                       Rev. Bonds
            500,000    (Graduate Hlth. Syst.), 7s, 7/1/01 (In default) (NON)                  Caa3               200,000
          1,315,000    (Graduate Hlth. Syst.), 6 5/8s, 7/1/21 (In default) (NON)              Caa3               526,000
          4,600,000    (Jeanes Hlth. Syst.), 6.6s, 7/1/10                                     BBB              5,100,250
          5,150,000  Philadelphia, Indl. Dev. Auth. Rev. Bonds
                       (Gallery II Garage), 6.4s, 2/15/13                                     BBB-/P           5,362,438
          1,000,000  Philadelphia, Muni. Auth. Rev. Bonds, Ser. B, FGIC,
                       7 1/8s, 11/15/18                                                       Aaa              1,113,750
          2,000,000  Philadelphia, School Dist. G.O. Bonds, Ser. A,
                       AMBAC, 6 1/4s, 9/1/09                                                  Aaa              2,332,500
          3,250,000  Philadelphia, Wtr. & Swr. Rev. Bonds, Ser. 16,
                       FSA, 7s, 8/1/21                                                        Aaa              3,587,188
          3,000,000  Philadelphia, Wtr. & Wastewtr. Rev. Bonds, MBIA,
                       6 1/4s, 8/1/08                                                         Aaa              3,472,500
                     Pittsburgh, G.O. Bonds AMBAC
          4,160,000    5 1/2s, 9/1/14                                                         Aaa              4,430,400
          3,965,000    5 1/2s, 9/1/12                                                         Aaa              4,267,326
          2,850,000  Pittsburgh, Wtr. & Swr. Auth. Rev. Bonds, Ser. 415,
                       9.1s, 9/1/13 (acquired9/3/98, cost $3,950,727) (RES)                   Aaa              3,993,563
          1,710,000  Pittsburgh, Urban Redev. Auth. Rev. Bonds, Ser. C,
                       5.9s, 10/1/22                                                          AAA              1,823,288
          2,000,000  Pottsville, Hosp. Auth. Rev. Bonds (Pottsville Hosp.
                       & Warne Clinic), 7 1/4s, 7/1/24                                        BBB              2,355,000
          1,000,000  Schuylkill Cnty., Redev. Auth. Lease Rev. Bonds,
                       Ser. A, FGIC, 7 1/8s, 6/1/13                                           Aaa              1,092,500
          3,000,000  Scranton-Lackawanna, Hlth. & Welfare Auth.
                       Rev. Bonds (Moses Taylor Hosp.), Ser. B,
                       8 1/2s, 7/1/20                                                         AAA              3,408,750
          1,000,000  Smithfield, Swr. Auth. Gtd. Rev. Bonds,
                       8 5/8s, 1/15/11                                                        AAA/P            1,100,000
          2,470,000  Trafford, School Dist. Rev. Bonds, MBIA, 6.6s, 5/1/08                    Aaa              2,825,061
            400,000  Washington Cnty., Indl. Dev. Auth. 1st Mtge.
                       Rev. Bonds (AHF/Central States Inc.),
                       10 1/4s, 11/1/19                                                       B-/P               408,500
          3,000,000  Wilkes-Barre, School Dist. Rev. Bonds, FGIC,
                       6 3/8s, 4/1/15                                                         Aaa              3,375,000
          1,800,000  Wilkins Area, Indl. Dev. Auth. 1st Mtge. Rev. Bonds
                       (Fairview Extended Care), Ser. A, 10 1/4s, 1/1/21                      Aaa              2,083,500
          1,030,000  York Cnty., Hosp. Auth. Rev. Bonds (Hlth. Ctr. Village
                       at Sprenkle Drive), Ser. A, 7 3/4s, 4/1/21                             AAA/P            1,175,488
          1,450,000  York Cnty., Indl. Dev. Auth. lst Mtge. Hlth. Fac.
                       Rev. Bonds (Rehabilitation Hosp. of York),
                       7 1/2s, 9/1/07                                                         BBB-/P           1,587,750
                                                                                                          --------------
                                                                                                             263,224,154

Puerto Rico (5.7%)
------------------------------------------------------------------------------------------------------------------------
          1,200,000  Cmnwlth. of PR, Govt. Dev. Bank VRDN, MBIA,
                       3.05s, 12/1/15                                                         VMIG1            1,200,000
          2,000,000  Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds,
                       Ser. AA, MBIA, 6 1/4s, 7/1/10                                          Aaa              2,362,500
          2,500,000  Cmnwlth. of PR, Hwy. Auth. Rev. Bonds, Ser. Q,
                       7 3/4s, 7/1/10                                                         AAA              2,715,625
                     Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
          3,500,000    Ser. T, 6 5/8s, 7/1/12                                                 A                3,885,000
          3,000,000    Ser. Y, MBIA, 6 1/4s, 7/1/14                                           Aaa              3,551,250
            200,000  Cmnwlth. of PR, IFB, MBIA, 8.134s, 7/1/08                                Aaa                229,250
          2,150,000  Cmnwlth. of PR, Impt. G.O. Bonds, 7.7s, 7/1/20                           AAA              2,332,750
                                                                                                          --------------
                                                                                                              16,276,375
------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $269,652,767) (b)                                            $  282,841,779
------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $285,108,906.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at
      November 30, 1998 for the securities listed. Ratings are generally ascribed to securities at the time of issuance.
      While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the
      Ratings do not necessarily represent what the agencies would ascribe to these securities at November 30, 1998.
      Securities rated by Putnam are indicated by "/P" and are not publicly rated.

  (b) The aggregate identified cost on a tax basis is $269,652,767, resulting in gross unrealized appreciation and depreciation of $17,262,388 and $4,073,376, respectively, or net unrealized depreciation of $13,189,012.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at November 30, 1998 was $14,949,976 or 5.2% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at November 30, 1998.

      The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, and VRDN's are the current interest rates at November 30, 1998.

      The fund had the following industry group concentrations greater than 10% at November 30, 1998 (as a percentage of net assets):

        Health care                 21.9%
        Education                   15.1
        Water and sewerage          10.6

      The fund had the following insurance concentration greater than 10% at November 30, 1998 (as a percentage of net assets):

        MBIA                        15.4%
        AMBAC                       10.7





----------------------------------------------------------------------------------
Futures Contracts Outstanding at November 30, 1998 (Unaudited)
                                                                       Unrealized
                                      Aggregate Face    Expiration    Appreciation/
                        Total Value       Value            Date      (Depreciation)
-----------------------------------------------------------------------------------
Municipal Index
(Long)                  $15,682,125     $15,586,285        Dec-98         $ 95,840
U. S. Treasury Bond
20 yr. (Short)            3,887,813       3,871,421        Mar-99          (16,392)
U. S. Treasury Bond
(Short)                  10,647,188      10,353,482        Dec-98         (293,706)
-----------------------------------------------------------------------------------
                                                                         $(214,258)
-----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
November 30, 1998 (Unaudited)

Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $269,652,767) (Note 1)                                            $282,841,779
-----------------------------------------------------------------------------------------------
Cash                                                                                    418,235
-----------------------------------------------------------------------------------------------
Interest and other receivables                                                        5,066,165
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  637,524
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                          976,742
-----------------------------------------------------------------------------------------------
Total assets                                                                        289,940,445

Liabilities
-----------------------------------------------------------------------------------------------
Payable for variation margin                                                             70,891
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   611,592
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      3,417,642
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              100,925
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            427,765
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               38,439
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                             9,287
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,037
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  131,175
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   22,786
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     4,831,539
-----------------------------------------------------------------------------------------------
Net assets                                                                         $285,108,906

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $271,015,321
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                            318,790
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                   800,041
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                           12,974,754
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $285,108,906

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($185,389,356 divided by 19,721,127 shares)                                               $9.40
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $9.40)*                                    $9.87
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($97,168,432 divided by 10,354,596 shares)+                                               $9.38
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($2,551,118 divided by 271,304 shares)                                                    $9.40
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $9.40)**                                   $9.72
-----------------------------------------------------------------------------------------------
 * On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales the offering price is reduced.

** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

 + Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended November 30, 1998 (Unaudited)

Tax exempt interest income:                                                          $8,346,749
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        850,922
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          191,249
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         4,456
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          3,107
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   187,126
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   396,708
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                     5,486
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  10,688
-----------------------------------------------------------------------------------------------
Registration fees                                                                         2,645
-----------------------------------------------------------------------------------------------
Auditing                                                                                  5,907
-----------------------------------------------------------------------------------------------
Legal                                                                                     2,485
-----------------------------------------------------------------------------------------------
Postage                                                                                  19,545
-----------------------------------------------------------------------------------------------
Other                                                                                    11,261
-----------------------------------------------------------------------------------------------
Total expenses                                                                        1,691,585
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (19,664)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          1,671,921
-----------------------------------------------------------------------------------------------
Net investment income                                                                 6,674,828
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        497,867
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                        (130,541)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
futures contracts during the period                                                  (3,191,031)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                              (2,823,705)
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $3,851,123
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    November 30          May 31
                                                                                          1998*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $  6,674,828    $ 13,566,720
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                        367,326         941,262
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                            (3,191,031)      8,180,365
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  3,851,123      22,688,347
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (4,617,578)     (9,631,773)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (1,994,639)     (3,736,612)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (50,748)        (61,339)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                                  --        (840,329)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --        (374,512)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --          (5,683)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                     8,351,758       8,430,711
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                          5,539,916      16,468,810

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 279,568,990     263,100,180
---------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $318,790 and $306,927 respectively)                                      $285,108,906    $279,568,990
---------------------------------------------------------------------------------------------------------------
* Unaudited

  The accompanying notes are an integral part of these financial statements.



Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Six months
                                                                     ended
Per-share                                                         November 30
operating performance                                             (Unaudited)                    Year ended May 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value
beginning of period                                                  $9.49            $9.21            $9.08            $9.24
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .23              .49              .50              .51
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            (.09)             .31              .20             (.16)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .14              .80              .70              .35
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.23)            (.48)            (.49)            (.51)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                          --             (.04)            (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.23)            (.52)            (.57)            (.51)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                        $9.40            $9.49            $9.21            $9.08
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             1.53*            8.92             7.94             3.82
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $185,389         $187,272         $185,041         $183,117
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .49*             .98              .98              .98
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             2.48*            5.16             5.39             5.46
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                9.83*           40.76            38.10            41.40
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations

  * Not annualized.

 ++ The fiscal year end advanced from February 28 to May 31.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS A (continued)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  Three months
Per-share                                                                            ended
operating performance                                                                May 31            Year ended February 28
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     1995 ++            1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value
beginning of period                                                                   $8.98            $9.39            $9.40
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   .13              .53              .54
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                              .26             (.40)             .01
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                   .39              .13              .55
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.13)            (.53)            (.54)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                           --             (.01)            (.02)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.13)            (.54)            (.56)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                         $9.24            $8.98            $9.39
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                              4.39*            1.60             5.93
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                     $178,785         $171,568         $171,757
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                               .21*             .92              .91
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                              1.44*            5.94             5.36
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                 4.15*           26.09            15.65
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations

  * Not annualized.

 ++ The fiscal year end advanced from February 28 to May 31.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended
Per-share                                                      November 30
operating performance                                           (Unaudited)                       Year ended May 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value
beginning of period                                                  $9.48            $9.20            $9.07            $9.23
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .20              .42              .44              .44
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            (.10)             .32              .20             (.15)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .10              .74              .64              .29
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.20)            (.42)            (.43)            (.45)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                          --             (.04)            (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.20)            (.46)            (.51)            (.45)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                        $9.38            $9.48            $9.20            $9.07
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             1.09*            8.22             7.24             3.14
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $97,168          $90,303          $77,399          $65,669
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .82*            1.63             1.63             1.62
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             2.15*            4.51             4.73             4.78
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                9.83*           40.76            38.10            41.40
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations

  * Not annualized.

 ++ The fiscal year end advanced from February 28 to May 31.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS B (continued)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  Three months                      For the period
Per-share                                                                            ended          Year ended      July 15, 1993+
operating performance                                                                May 31         February 28       to Feb. 28
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     1995++            1995              1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value
beginning of period                                                                   $8.97            $9.38            $9.48
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   .11              .47              .28
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                              .27             (.40)            (.08)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                   .38              .07              .20
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.12)            (.47)            (.28)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                           --             (.01)            (.02)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.12)            (.48)            (.30)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                         $9.23            $8.97            $9.38
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                              4.23*            0.93             2.18*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                      $44,252          $36,670          $12,633
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                               .38*            1.57             1.00*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                              1.26*            5.23             2.90*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                 4.15*           26.09            15.65
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations

  * Not annualized.

 ++ The fiscal year end advanced from February 28 to May 31.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Six months
                                                                     ended                                        For the period
Per-share                                                         November 30                                      July 3, 1995+
operating performance                                             (Unaudited)            Year ended May 31           to May 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value
beginning of period                                                  $9.49            $9.22            $9.09            $9.10
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .22              .46              .47              .44
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            (.09)             .30              .21             (.01)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .13              .76              .68              .43
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.22)            (.45)            (.47)            (.44)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                          --             (.04)            (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.22)            (.49)            (.55)            (.44)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                        $9.40            $9.49            $9.22            $9.09
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             1.37*            8.47             7.61             4.70*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                      $2,551           $1,994             $660             $337
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .64*            1.28             1.28             1.13*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             2.33*            4.85             5.04             4.49*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                9.83*           40.76            38.10            41.40
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations

  * Not annualized.

 ++ The fiscal year end advanced from February 28 to May 31.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).



Notes to financial statements
November 30, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Pennsylvania Tax Exempt Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and Pennsylvania personal income tax as Putnam Investment Management, Inc., ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes is consistent with preservation of capital by investing primarily in a diversified portfolio of Pennsylvania tax-exempt securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately six to eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The fair value of restricted securities is determined by the Putnam Management following procedures approved by the Trustees, and such valuations and procedures are reviewed periodically by the Trustees.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended November 30, 1998, the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are distributed monthly. Capital gain distributions if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. Discounts on zero coupon bonds and original issue discount are accreted according to the yield to maturity basis.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.340% of the next $5 billion, and 0.330% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended November 30, 1998, fund expenses were reduced by $19,664 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $400 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.20%, 0.85% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended November 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $17,957 and $736 from the sale of class A and class M shares, respectively and $54,892 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. For the six months ended November 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received $429 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended November 30, 1998, purchases and sales of investment securities other than short-term investments aggregated $38,833,557 and $27,340,373 respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares


                                                      Six months ended
                                                      November 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,421,065       $13,431,966
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      277,869         2,620,599
-----------------------------------------------------------------------------
                                                 1,698,934        16,052,565

Shares
repurchased                                     (1,703,668)      (16,092,632)
-----------------------------------------------------------------------------
Net decrease                                        (4,734)        $ (40,067)
-----------------------------------------------------------------------------

                                                         Year ended
                                                        May 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,888,742       $27,228,107
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      635,723         6,002,555
-----------------------------------------------------------------------------
                                                 3,524,465        33,230,662

Shares
repurchased                                     (3,884,147)      (36,640,689)
-----------------------------------------------------------------------------
Net decrease                                      (359,682)      $(3,410,027)
-----------------------------------------------------------------------------

                                                      Six months ended
                                                      November 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,222,829       $11,530,641
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      127,472         1,201,639
-----------------------------------------------------------------------------
                                                 1,350,301        12,732,280

Shares
repurchased                                       (520,763)       (4,917,800)
-----------------------------------------------------------------------------
Net increase                                       829,538       $ 7,814,480
-----------------------------------------------------------------------------

                                                         Year ended
                                                        May 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,795,478       $16,967,106
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      270,466         2,551,522
-----------------------------------------------------------------------------
                                                 2,065,944        19,518,628

Shares
repurchased                                       (952,834)       (8,983,401)
-----------------------------------------------------------------------------
Net increase                                     1,113,110       $10,535,227
-----------------------------------------------------------------------------

                                                      Six months ended
                                                      November 30, 1998
-----------------------------------------------------------------------------
Class M                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                         66,831          $630,011
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        3,452            32,603
-----------------------------------------------------------------------------
                                                    70,283           662,614

Shares
repurchased                                         (9,046)          (85,269)
-----------------------------------------------------------------------------
Net increase                                        61,237          $577,345
-----------------------------------------------------------------------------

                                                         Year ended
                                                        May 31, 1998
-----------------------------------------------------------------------------
Class M                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                        144,578        $1,363,465
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        5,743            54,313
-----------------------------------------------------------------------------
                                                   150,321         1,417,778

Shares
repurchased                                        (11,844)         (112,267)
-----------------------------------------------------------------------------
Net increase                                       138,477        $1,305,511
-----------------------------------------------------------------------------



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

High Quality Bond Fund [DAGGER]

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Rund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund **

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Putnam Diversified Income Trust II

[DAGGER] Formerly Putnam Federal Income Trust

[DBL.DAGGER] Closed to new investors. Some exceptions may apply.
             Contact putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Jerome J. Jacobs
Vice President

David E. Hamlin
Vice President and Fund Manager

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Pennsylvania Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free:
1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com

--------------------
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PAID
Putnam
Investments
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